Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

Note D     Securities

The amortized cost and fair value of secuities available for sale and held for investment at December 31, 2011 and December 31, 2010 are summarized as follows:

	December 31, 2011
	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$—	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	—	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$—	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	—	1,880
Obligations of state and political subdivisions	6,662	570	—	7,232
Other	1,000	36	—	1,036

	$19,977	$646	$(136)	$20,487

	December 31, 2010
	Gross	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$4,192	$20	$—	$4,212
Mortgage-backed securities of U.S. Government Sponsored Entities	120,439	1,218	(1,023)	$120,634
Collateralized mortgage obligations of U.S. Government Sponsored Entities	212,715	4,101	(1,357)	$215,459
Private collateralized mortgage obligations	90,428	1,325	(1,369)	$90,384
Obligations of state and political subdivisions	1,638	71	—	$1,709
Other	2,742	—	—	$2,742

	$432,154	$6,735	$(3,749)	$435,140

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$15,423	$85	$—	$15,508
Private collateralized mortgage obligations	3,540	79	—	$3,619
Obligations of state and political subdivisions	7,398	69	(244)	$7,223
Other	500	3	—	$503

	$26,861	$236	$(244)	$26,853

Proceeds from sales of securities during 2011 were $52,689,000 with gross gains of $1,239,000 and gross losses of $19,000. Proceeds from sales of securities during 2010 were $107,821,000 with gross gains of $3,687,000. Proceeds from the sale of securities during 2009 were $92,686,000 with gross gains of $5,399,000.

Securities with a carrying value of $109,790,000 and a fair value of $109,793,000 at December 31, 2011, were pledged as collateral for United States Treasury deposits, other public deposits and trust deposits. Securities with a carrying and fair value of $171,951,000 were pledged as collateral for repurchase agreements.

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	Held for Investment		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)
Due in less than one year	$—	$—	$—	$—
Due after one year through five years	127	127	1,699	1,724
Due after five years through ten years	1,503	1,632	1,097	1,167
Due after ten years	5,032	5,473	—	—

	6,662	7,232	2,796	2,891
Mortgage-backed securities of U.S. Government Sponsored Entities	—	—	135,665	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	10,475	10,339	428,139	436,934
Private collateralized mortgage obligations	1,840	1,880	73,247	70,090
No contractual maturity	1,000	1,036	—	—

	$19,977	$20,487	$639,847	$648,362

The estimated fair value of a security is determined based on market quotations when available or, if not available, by using quoted market prices for similar securities, pricing models or discounted cash flows analyses, using observable market data where available. The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2011 and December 31, 2010, respectively.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$—	$—	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	—	—	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$61,176	$(1,023)	$—	$—	$61,176	$(1,023)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	42,469	(1,357)	—	—	42,469	(1,357)
Private collateralized mortgage obligations	42,289	(631)	14,214	(738)	56,503	(1,369)
Obligations of state and political subdivisions	4,273	(244)	—	—	4,273	(244)

Total temporarily impaired securities	$150,207	$(3,255)	$14,214	$(738)	$164,421	$(3,993)

The Company owned individual investment securities of $138.6 million with aggregate gross unrealized losses at December 31, 2011. Based on a review of each of the securities in the investment securities portfolio at December 31, 2011, the Company concluded that it expected to recover the amortized cost basis of its investment.

Approximately $3.5 million of the unrealized losses pertain to super senior private label securities secured by collateral originated in 2005 and prior with a fair value of $59.9 million and were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The collateral underlying these mortgage investments are 30- and 15-year fixed and 10/1 adjustable rate mortgage loans with low loan to values, subordination and historically have had minimal foreclosures and losses. Based on its assessment of these factors, management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest rate movements and not changes in credit quality.

At December 31, 2011, the Company also had $489,000 of unrealized losses on mortgage backed securities of government sponsored entities having a fair value of $78.7 million that were attributable to a combination of factors, including relative changes in interest rates since the time of purchase and decreased liquidity for investment securities in general. The contractual cash flows for these securities are guaranteed by U.S. government agencies and U.S. government-sponsored enterprises. Based on its assessment of these factors , management believes that the unrealized losses on these debt security holdings are a function of changes in investment spreads and interest movements and not changes in credit quality. Management expects to recover the entire amortized cost basis of these securities.

As of December 31, 2011, the Company does not intend to sell nor is it anticipated that it would be required to sell any of its investment securities that have losses. Therefore, management does not consider any investment to be other-than-temporarily impaired at December 31, 2011.

Included in other assets is $11.9 million of Federal Home Loan Bank and Federal Reserve Bank stock stated at par value. At December 31, 2011, the Company has not identified events or changes in circumstances which may have a significant adverse effect on the fair value of the $11.9 million of cost method investment securities.